Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Warrants
Warrants

Note 11 - Warrants

The following table summarizes information with respect to outstanding warrants to purchase common stock during the nine months ended September 30, 2021:

		Weighted	Weighted Average
		Average	Remaining	Aggregate
	Number	Exercise	Life	Intrinsic
	Outstanding	Price	In Months	Value

Outstanding at December 31, 2020	7,562,500	$0.25	6	$0

Issued	34,157,894	$0.06	36	-

Exercised	-	-	-	-

Expired	(7,562,500)	$0.25	-	$0

Outstanding at September 30, 2021	34,157,894	$0.06	36	$0

The following table summarizes information about warrants outstanding at September 30, 2021:

		Weighted Average Life of
	Warrants	Outstanding Warrants
Exercise price	Outstanding	In Months

0.063	28,947,368	36

0.069	5,210,526	36
	34,157,894	36

Effective June 30, 2021, 7,562,500 warrants issued in connection with our Q2 2018 unit offering expired unexercised.

Effective September 28, 2021, we issued 28,947,368 warrants with an exercise price of $0.063 and a 3-year term to the Holders of our Series B redeemable convertible preferred stock and 5,210,526 warrants with an exercise price of $0.0693 and a 3-year term to the placement agent in respect of the sale of the Series B redeemable convertible preferred stock. See Note 8.

Note 13 – Outstanding Warrants

The following table summarizes information with respect to outstanding warrants to purchase common stock during the years ended December 31, 2020 and 2019:

		Weighted	Weighted
		Average	Average	Aggregate
	Number	Exercise	Remaining Life	Intrinsic
	Outstanding	Price	In Months	Value

Outstanding at December 31, 2018	40,010,250	$0.25	21	$0

Issued	-	-	-	-

Exercised	-	-	-	-

Expired	(901,250)	$(0.66)	-	$0

Outstanding at December 31, 2019	39,109,000	$0.24	9	$0

Issued	-	-	-	-

Exercised	-	-	-	-

Expired	(31,546,500)	$(0.23)	-	$0

Outstanding at December 31, 2020	7,562,500	$0.25	6	$0

Surna Inc.

Notes to Consolidated Financial Statements

The following table summarizes information about warrants outstanding at December 31, 2020.

		Weighted Average Life of
	Warrants	Outstanding Warrants
Exercise price	Outstanding	In Months

0.25	7,562,500	6

Series 2 Warrants

In October 2014, the Company offered up to 60 investment units at a price per unit of $50,000. Each unit consisted of (i) 250,000 shares of the Company’s common stock, (ii) a $50,000 10% convertible promissory note (“Series 2 Convertible Note”), and (iii) warrants for the purchase of 50,000 shares of the Company’s common stock (“Series 2 Warrants”). As of December 31, 2018, Series 2 Warrants to purchase 901,250 shares of common stock were outstanding, all of which expired unexercised during the year ended December 31, 2019.

Warrants Issued to Investment Bank

Pursuant to a certain agreement for services rendered in connection with the conversion of the Series 2 Convertible Notes, during the year ended December 31, 2017, the Company issued to an investment bank or its designees a warrant (“Banker Warrant”) to purchase, at an exercise price $0.35 per share, 500,000 shares of the Company’s common stock. The Banker Warrants were fully vested on the date of issuance, were exercisable beginning December 20, 2017 and expired unexercised on June 20, 2020.

Q1 2017 Warrants

In March 2017, the Company issued 16,781,250 investment units, for aggregate gross proceeds of $2,685,000, or $0.16 per unit. Each unit consisted of one share of the Company’s common stock and one warrant for the purchase of one share of the Company’s common stock (“Q1 2017 Warrants”); however, one investor declined receipt of the warrant to purchase 468,750 shares of the Company’s common stock. Pursuant to the Q1 2017 Warrants, the holder thereof may at any time on or after six months after the issuance date and on or prior to the close of business on the date that is the third anniversary of the issuance date, purchase up to the number of shares of the Company’s common stock as set forth in the respective warrant. The exercise price per share of the common stock under the Q1 2017 Warrants is $0.26, subject to customary adjustments as provided in the warrant. Each Q1 2017 Warrant was callable at the Company’s option commencing six months from the issuance date, provided the closing price of the Company’s common stock was $0.42 or greater for five consecutive trading days. Commencing at any time after the date on which such call condition was satisfied, the Company had the right, upon 30 days’ notice to the holder, to redeem the warrant shares at a price of $0.01 per warrant share. The holder could have exercised the warrant at any time (in whole or in part) prior to the redemption date at the exercise price. These warrants expired unexercised in March 2020.

Q4 2017 Warrants

In December 2017, the Company issued 14,734,000 investment units for aggregate proceeds of $1,768,080, or $0.12 per unit. Each unit consisted of one share of the Company’s common stock and one warrant for the purchase of one share of the Company’s common stock (“Q4 2017 Warrants”). The Q4 2017 Warrants had an exercise price of $0.20 per share, subject to customary adjustments as provided in the warrant, and had a term of three years. The Q4 2017 Warrants were callable at the Company’s option, provided the closing price of the Company’s common stock was $0.36 or greater for five consecutive trading days. Commencing at any time after the date on which the call condition is satisfied, the Company had the right, upon notice to the holders, to redeem the shares of common stock underlying each warrant at a price of $0.01 per share, but such redemption could not occur earlier than sixty-one (61) days following the date of the receipt of notice by the holder. The holder could exercise the warrant at any time (in whole or in part) prior to the redemption date at the exercise price. These warrants expired unexercised in December 2020.

Q2 2018 Warrants

In June 2018, the Company completed a private placement offering of investment units, with each unit consisting of one share of the Company’s common stock and one Q2 2018 Warrant. The Q2 2018 Warrants have an exercise price of $0.25 per share of the common stock underlying each warrant, subject to customary adjustments as provided in the warrant. The Q2 2018 Warrants are exercisable commencing July 1, 2018 until June 30, 2021. The Q2 2018 Warrants are callable at the Company’s option, beginning on July 1, 2019 until the expiration thereof on June 30, 2021, provided the closing price of the Company’s common stock is $0.40 (subject to adjustment as provided in the warrant) or greater for five consecutive trading days. Commencing at any time after the date on which the call condition is satisfied, the Company has the right, upon notice to the holders, to redeem the shares of common stock underlying each warrant at a price of $0.01 per share, but such redemption may not occur earlier than sixty-one (61) days following the date of the receipt of notice by the holder. The holder may exercise the warrant (in whole or in part) prior to the redemption date at the exercise price. As of December 31, 2020, Q2 2018 Warrants to purchase 7,562,500 shares of common stock were outstanding.

Surna Inc.

Notes to Consolidated Financial Statements